Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of restricted assets [line items]
Restricted assets		$ 19,080,467	$ 22,923,568
Guaranteed financial assets		17,964,257	21,573,120
Debt securities at fair value through profit or loss [member]
Disclosure of restricted assets [line items]
Restricted assets		119,371	456,938
Debt securities at fair value through profit or loss [member] | Discount bonds one [member]
Disclosure of restricted assets [line items]
Restricted assets		48,691	49,699
Debt securities at fair value through profit or loss [member] | Federal Government Treasury Bonds And Discount Bonds One [Member]
Disclosure of restricted assets [line items]
Restricted assets		44,650	92,346
Debt securities at fair value through profit or loss [member] | Federal Government Treasury Bonds And Discount Bonds Two [Member]
Disclosure of restricted assets [line items]
Restricted assets		18,050	59,423
Debt securities at fair value through profit or loss [member] | Federal Government Treasury Bonds One [Member]
Disclosure of restricted assets [line items]
Restricted assets		7,980	4,818
Debt securities at fair value through profit or loss [member] | Discount bonds three [member]
Disclosure of restricted assets [line items]
Restricted assets	[1]		221,067
Debt securities at fair value through profit or loss [member] | Federal Government Treasury Letters [member]
Disclosure of restricted assets [line items]
Restricted assets			29,585
Other Financial Assets One [member]
Disclosure of restricted assets [line items]
Restricted assets		156,600	174,394
Other Financial Assets One [member] | Sundry debtors one [member]
Disclosure of restricted assets [line items]
Restricted assets		5,027	17,296
Other Financial Assets One [member] | Sundry debtors two [member]
Disclosure of restricted assets [line items]
Restricted assets		827	1,248
Other Financial Assets One [member] | Mutual funds [member]
Disclosure of restricted assets [line items]
Restricted assets		150,746	155,850
Loans and other financing [member]
Disclosure of restricted assets [line items]
Restricted assets		762,500	392,448
Loans and other financing [member] | Interests derived from contributions made as contributing partner [member]
Disclosure of restricted assets [line items]
Restricted assets	[2]	762,500	392,448
Guarantee one [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets		15,525,187	18,174,500
Guarantee two [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets		1,877,095	1,989,212
Guarantee three [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets			1,050,173
Guarantee four [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets		561,975	359,235
Other non-financial assets [member]
Disclosure of restricted assets [line items]
Restricted assets		77,739	326,668
Other non-financial assets [member] | Real property [member]
Disclosure of restricted assets [line items]
Restricted assets		$ 77,739	$ 326,668

[1]	As replacement for the preferred shares of former Nuevo Banco Bisel SA to secure to Sedesa the price payment and the fulfillment of all the obligations assumed in the purchase and sale agreement dated May 28, 2007, maturing on August 11, 2021. As the Bank paid such obligations on August 12, 2021, as of the date of issuance of these consolidated financial statements, the pledge over the discount bonds in pesos regulated by Argentine legislation was lifted.
[2]	As of December 31, 2021 and 2020 it is related to the risk fund Fintech SGR and Garantizar SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.